Interim condensed consolidated statement of cash flows - USD ($)	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FROM OPERATING ACTIVITIES
Net loss for the period	$ (39,421,781)	$ (14,672,355)
Adjustments for non-cash items:
Share-based expenses	20,014,769	10,200,000
Depreciation of property, plant and equipment	7,305,858	8,937,872
Amortization of right-of-use assets	7,595,884	214,642
Interest on lease liabilities	114,084	72,172
Interest and accretion on loans and payables	4,744,383	832,502
Fair value loss on derivative financial instruments	5,900,982
Loss on financing	267,384
Loss on disposal of assets	610,269
Revaluation gain on options	(138,930)
Revaluation losses on digital currency		745,742
Payment of non-cash consideration		150,000
Gain on contract settlement		(1,932,048)
	46,414,683	19,220,882
Adjustments for working capital items:
Indirect taxes recoverable	(487,215)	(488,779)
Prepaids and deposits	(6,528,833)	(786,934)
Accounts receivable	380,093	1,453,542
Digital currencies received from mining, net of realized loss	(22,054,238)	(18,497,149)
Settlement liability	(1,200,000)	(908,000)
Accounts and other payables	259,519	(63,842)
Liability to issue common shares		400,000
Interest payable		156,832
	(29,630,674)	(18,734,330)
	(22,637,772)	(14,185,803)
CASH FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(12,081,463)	(12,452,242)
Proceeds on sale of digital assets	22,525,282	18,807,812
	10,443,819	6,355,570
CASH FROM FINANCING ACTIVITIES
Repayment of lease liabilities	(1,793,533)	(30,172)
Issuance of common shares	1,978,239	6,802,180
Issuance of common share purchase warrants	892,293
Related-party advances received (repaid)	567	81,621
Proceeds from senior secured loans	8,000,000
Repayment of senior secured loans	(2,265,000)
Proceeds from convertible notes and debentures	3,928,990
	10,741,556	6,853,629
Net change in cash and cash equivalents before exchange-rate effects	(1,452,397)	(976,604)
Cash and cash equivalents and cash held in trust, beginning of period	5,475,486	687,226
Effects of exchange-rate changes on cash and cash equivalents	(1,076,032)	517,389
Cash and cash equivalents and cash held in trust, end of period	2,947,057	228,011
Supplementary information
Cash interest paid on the JGB facility during Q3	879,958
Non-cash JGB principal converted into common shares during Q3	600,000
Digital currency received under the FAR financing	1,953,955
Settlement of lease liability through digital assets	$ (5,916,434)